Document and Entity Information	Mar. 03, 2020
Cover [Abstract]
Entity Registrant Name	HALLIBURTON CO
Amendment Flag	false
Entity Central Index Key	0000045012
Document Type	8-K
Document Period End Date	Mar. 03, 2020
Entity Incorporation State Country Code	DE
Entity Address, Address Line One	3000 North Sam Houston Parkway East
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77032
Entity File Number	001-03492
Entity Tax Identification Number	75-2677995
City Area Code	(281)
Local Phone Number	871-2699
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $2.50 per share
Trading Symbol	HAL
Security Exchange Name	NYSE
Entity Emerging Growth Company	false